Concession Financial and Sector Assets and Liabilities - Schedule of Changes in Balances of Sector Financial Assets and Liabilities (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concession Financial and Sector Assets and Liabilities
Beginning balance		R$ 944	R$ 2,097	R$ (98)
Additions		416	(386)	1,908
Amortization		(629)	(761)	238
Transfer of other liabilities	[1]			(15)
Proceeds from loan - Water scarcity account		(343)	(191)
Updating - Selic rate (Note 29)		76	185	64
Ending balance		R$ 464	R$ 944	R$ 2,097

[1]	Amounts relating to the reversal of the credits that could not be returned to customers in final billing, due to moderation of tariffs, as specified in §6 of Article 88 of REN 414/2010, included by REN 714/2016.